Income Taxes (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance	$ 5.6
Deferred tax assets, foreign subsidiary liquidation	83.4
Deferred tax assets, foreign subsidiary liquidation, tax-effected	19.5
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	330.8
Research tax credit carryforwards	5.3
Federal | Orphan Drug Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Research tax credit carryforwards	7.4
Foreign
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	20.7
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	280.9
Research tax credit carryforwards	$ 1.1